CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Cash generated from operations	$ 814	$ 322	$ 611
Net interest paid	(174)	(123)	(113)
Settlement of foreign currency derivative financial instruments	(10)	41	8
Income tax paid	(14)	(35)	(48)
Net cash from operating activities	616	205	458
Cash flows used in investing activities
Purchase of property, plant and equipment	(368)	(585)	(679)
Purchase of intangible assets	11	11	8
Proceeds from disposal of property, plant and equipment	1	1	1
Purchase of business, net of cash acquired			(5)
Net cash used in investing activities	(378)	(595)	(691)
Cash flows (used in)/from financing activities
Proceeds from borrowings	79	709	2,773
Repayment of borrowings	(83)	(110)	(5)
Lease payments	(78)	(59)	(48)
Dividends paid	(263)	(251)
Deferred debt issue costs paid	(3)	(11)	(35)
Proceeds from issuing shares, net of costs		(1)	925
Proceeds from preferred share issuance, net of costs		257
Treasury shares purchased		(35)
Repayment of related party borrowings to Ardagh			(2,738)
Payment as part of capital reorganization			(574)
Proceeds from related party borrowings from Ardagh			2
Cash received from Ardagh			206
Redemption premium and issuance costs paid			(52)
Net cash (outflow)/inflow from financing activities	(348)	499	454
Net (decrease)/increase in cash, cash equivalents and restricted cash	(110)	109	221
Cash, cash equivalents and restricted cash at the beginning of the year	555	463	257
Foreign exchange losses on cash, cash equivalents, and restricted cash	(2)	(17)	(15)
Cash, cash equivalents and restricted cash at the end of the year	$ 443	$ 555	$ 463